Consolidated Statement of Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Comprehensive Income
Net (loss)/income for the year	$ (1,736,358)	$ 5,284,126	$ (4,425,538)
Components of Other Comprehensive Income not to be reclassified to profit or loss
Revaluation surplus of property, plant and equipment	105,051	1,235,377	(127,570)
Income tax	(215,533)	(360,738)	19,879
Net revaluation surplus of property, plant and equipment	(110,482)	874,639	(107,691)
Income / (loss) from equity instruments at fair value through other comprehensive income	3,950		(9,773)
Income tax	614		2,934
Net Income / (loss) from equity instruments at fair value through other comprehensive income	4,564		(6,839)
Total Other Comprehensive Income not to be reclassified to profit or loss	(105,918)	874,639	(114,530)
Components of Other Comprehensive Income to be reclassified to profit or loss
Income from financial instruments at fair value through other comprehensive income	120,300	492,369	23,190
Income tax	(68,512)	(153,902)	(6,958)
Net income from financial instruments at fair value through other comprehensive income	51,788	338,467	16,232
Foreign currency translation differences for the fiscal year	405
Other Comprehensive Income to be reclassified to profit or loss	52,193	338,467	16,232
Other Comprehensive (loss) / income	(53,725)	1,213,106	(98,298)
Other comprehensive (loss) / income attributable to parent company	(53,657)	1,211,932	(98,022)
Other comprehensive (loss) / income attributable to non-controlling interest	(68)	1,174	(276)
Comprehensive (loss) / income	(1,790,083)	6,497,232	(4,523,836)
Comprehensive (loss) / income for the year attributable to owners of the parent company	(1,788,198)	6,494,712	(4,519,405)
Comprehensive (loss) / income for the year attributable to non-controlling interest	$ (1,885)	$ 2,520	$ (4,431)